Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Fair Value Measurements [Abstract]
Schedule of Summary of Key Inputs

The key inputs into the Black-Scholes model were as follows at initial measurement and remeasurement of the over-allotment option:

	December 31, 2025	December 24, 2025
Volatility	2.5%	3.2%
Expected term (years)	0.12	0.12
Expected volatility	3.8%	3.7%
Exercise price	$10	$10
Fair value of over-allotment unit	$0.06	$0.07
The following table presents the quantitative information regarding market assumptions used in the level 3 valuation of the public warrants:
Volatility	2.5%
Risk free rate (Continuous)	3.90%
Stock price	$9.85
Expected term to De-SPAC (Years)	2.0
Probability of De-SPAC and market adjustment	27.0%

The key inputs into the Black-Scholes model were as follows at initial measurement and remeasurement of the over-allotment option:

	December 31, 2025	December 24, 2025
Volatility	2.5%	3.2%
Expected term (years)	0.12	0.12
Expected volatility	3.8%	3.7%
Exercise price	$10.00	$10.00
Fair value of over-allotment unit	$0.06	$0.07

The fair value of the Public Warrants is $3,000,000 or $0.30 per public warrant. The fair value of Public Warrants was determined using Monte Carlo Simulation Model. The Public Warrants have been classified within shareholders’ deficit and will not require remeasurement after issuance. The following table presents the quantitative information regarding market assumptions used in the level 3 valuation of the public warrants:

December 24, 2025
Volatility	2.5%
Risk free rate (Continuous)	3.90%
Stock price	$9.85
Expected term to De-SPAC (Years)	2.0
Probability of De-SPAC and market adjustment	27.0%

Schedule of Recurring Fair Value Measurements

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of June 30, 2026 and December 31, 2025, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	June 30, 2026	December 31, 2025
Assets:
Investments held in Trust Account – U.S. Treasury Securities Money Market Fund	1	$218,979,433	$200,119,181
Liability
Over-allotment liability	3	$—	$188,800

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2025 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2025
Assets:
Investments held in Trust Account – U.S. Treasury Securities Money Market Fund	1	$200,119,181
Liability
Over-allotment liability	3	$188,800

Schedule of Changes in the Fair Value of Over-Allotment Option Liabilities

The following table presents the changes in the fair value of over-allotment option liabilities classified as Level 3 in the fair value hierarchy as of June 30, 2026 and December 31, 2025:

Over-allotment option
Fair value as of December 24, 2025 (Inception)	$212,700
Change in fair value of over-allotment liability	(23,900)
Fair value as of December 31, 2025	188,800
Change in fair value of over-allotment liability	(1,500)
Exercise of over-allotment option	(93,650)
Expiration of over-allotment option	(93,650)
Fair value as of June 30, 2026	$—